UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21681

Old Mutual/Claymore Long-Short Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

Claymore Advisors, LLC

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Old Mutual/Claymore Long-Short Fund

Portfolio of Investments

September 30, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments - 122.8%
	Common Stocks - 122.8%
	Consumer Discretionary - 12.6%
39,931	Amazon.com, Inc. (a)(b)	$1,282,584
18,625	AutoNation, Inc. (a)(b)	389,262
10,584	AutoZone, Inc. (a)(b)	1,093,327
6,183	Best Buy Co., Inc. (b)	331,161
23,228	Circuit City Stores, Inc. (b)	583,255
81,812	Comcast Corp. - Class A (a)(b)	3,014,772
33,857	Darden Restaurants, Inc. (b)	1,437,907
97,635	Eastman Kodak, Co. (b)	2,187,024
9,404	Family Dollar Stores, Inc. (b)	274,973
15,805	Ford Motor Co. (a)(b)	127,862
62,933	General Motors Corp. (b)	2,093,152
93,945	Goodyear Tire & Rubber Co. (a)(b)	1,362,202
1,520	Harman International Industries, Inc. (b)	126,829
107,831	Hasbro, Inc. (b)	2,453,155
3,204	Hilton Hotels Corp. (b)	89,231
86,030	Home Depot, Inc. (b)	3,120,308
8,213	J.C. Penney Co., Inc. (b)	561,687
452	Johnson Controls, Inc. (b)	32,426
112,819	Lowe’s Cos., Inc. (b)	3,165,701
101,831	Marriott International, Inc. - Class A (b)	3,934,750
9,529	Meredith Corp. (b)	470,066
107,461	News Corp. - Class A (b)	2,111,609
7,253	Sherwin-Williams Co. (b)	404,572
32,853	TJX Cos., Inc.	920,870
15,054	Target Corp.	831,733
15,606	VF Corp.	1,138,458
365,692	Walt Disney Co. (The) (b)	11,303,540

		44,842,416

	Consumer Staples - 10.7%
64,685	Altria Group, Inc. (b)	4,951,637
9,062	Anheuser-Busch Cos., Inc. (b)	430,536
100,699	Archer-Daniels-Midland Co. (b)	3,814,478
17,907	Brown-Forman Corp.-Class B (b)	1,372,572
194	Clorox Co. (b)	12,222
180,676	Coca-Cola Enterprises, Inc. (b)	3,763,481
152,673	Costco Wholesale Corp. (b)	7,584,795
99,019	Dean Foods Co. (a)(b)	4,160,778
1,046	Estee Lauder Cos., Inc. - Class A (b)	42,185
123,973	Kroger, Co. (b)	2,868,735
35,038	Pepsi Bottling Group, Inc. (b)	1,243,849
9,228	Reynolds American, Inc. (b)	571,859
29,368	Safeway, Inc.	891,319

2,699	Supervalue, Inc.	80,025
107,775	Sysco Corp.	3,605,074
41,046	Tyson Foods, Inc. - Class A	651,810
39,408	Wal-Mart Stores, Inc.	1,943,603

		37,988,958

	Energy - 10.3%
113,410	Chevron Corp. (b)	7,355,773
40,501	ConocoPhillips (b)	2,411,025
23,633	CONSOL Energy, Inc. (b)	749,875
49,120	El Paso Corp. (b)	669,997
289,601	Exxon Mobil Corp.	19,432,227
52,562	Halliburton Co. (b)	1,495,389
18,090	Hess Corp. (b)	749,288
40,939	Marathon Oil Corp. (b)	3,148,209
7,950	Murphy Oil Corp. (b)	378,022
6,347	Nabors Industries, Ltd. (Bermuda) (a)(b)	188,823
2,219	Valero Energy Corp.	114,212

		36,692,840

	Financials - 28.4%
129,493	American Express Co. (b)	7,261,967
41,238	American International Group, Inc. (b)	2,732,430
128,349	Aon Corp. (b)	4,347,181
65,988	Apartment Investment & Management Co. (b)	3,590,407
130,012	Bank of America Corp. (b)	6,964,743
8,689	Capital One Financial Corp. (b)	683,477
84,478	CIT Group, Inc. (b)	4,108,165
69,889	Citigroup, Inc. (b)	3,471,387
3,260	Golden West Finanacial Corp. (b)	251,835
42,158	Hartford Financial Services Group, Inc. (b)	3,657,206
153,611	JPMorgan Chase & Co. (b)	7,213,573
20,270	Lehman Brothers Holdings, Inc. (b)	1,497,142
211,767	Loews Corp. (b)	8,025,969
52,660	Marsh & McLennan Cos., Inc. (b)	1,482,379
39,612	Merrill Lynch & Co., Inc. (b)	3,098,451
112,478	MetLife, Inc. (b)	6,375,253
17,787	Morgan Stanley (b)	1,296,850
1,467	North Fork Bancorp, Inc. (b)	42,015
79,520	PNC Financial Services Group, Inc. (b)	5,760,429
93,302	Progressive Corp. (b)	2,289,631
27,621	Public Storage, Inc. (b)	2,375,130
23,907	Realogy Corp. (a)(b)	542,211
89,169	SAFECO Corp. (b)	5,254,729
23,004	Simon Property Group, Inc. (b)	2,084,622
88,644	St. Paul Travelers Cos., Inc. (b)	4,156,517
41,287	State Street Corp. (b)	2,576,309
43,879	Wachovia Corp.	2,448,448
35,877	Washington Mutual, Inc.	1,559,573
164,522	Wells Fargo & Co.	5,952,406

		101,100,435

	Health Care - 14.1%
15,261	Abbott Laboratories (b)	741,074
118,209	AmerisourceBergen Corp. (b)	5,343,047
68,478	Baxter International, Inc. (b)	3,113,010
37,445	Becton, Dickinson & Co. (b)	2,646,238
77,524	Bristol-Myers Squibb Co. (b)	1,931,898
123,911	Cardinal Health, Inc. (b)	8,145,909
8,870	CIGNA Corp. (b)	1,031,758
12,691	Eli Lilly and Co. (b)	723,387
21,547	Express Scripts, Inc. (a)(b)	1,626,583
1,732	Fisher Scientific International, Inc. (a)(b)	135,512
5,443	HCA, Inc. (b)	271,551
39,489	Hospira, Inc. (a)(b)	1,511,244
20,685	Humana, Inc. (a)(b)	1,367,072
106,571	Johnson & Johnson (b)	6,920,721
53,066	King Pharmaceuticals, Inc. (a)(b)	903,714
97,912	McKesson Corp. (b)	5,161,921
86,925	Medco Health Solutions, Inc. (a)(b)	5,225,062
22,022	Patterson Cos., Inc. (a)(b)	740,159
2,015	Pfizer, Inc. (b)	57,145
128,250	Tenet Healthcare Corp. (a)	1,043,955
32,577	Wyeth	1,656,215

		50,297,175

	Industrials - 13.9%
44,837	Allied Waste Industries, Inc. (a)(b)	505,313
95,554	Boeing Co. (b)	7,534,433
64,243	Caterpillar, Inc. (b)	4,227,189
27,437	Cooper Industries, Inc. - Class A (b)	2,338,181
18,828	CSX Corp. (b)	618,123
7,876	Donnelley (R.R.) & Sons Co. (b)	259,593
27,829	FedEx Corp. (b)	3,024,456
54,263	Fluor Corp. (b)	4,172,282
45,759	General Electric Co. (b)	1,615,293
5,472	Grainger (W.W.), Inc. (b)	366,733
142,905	Honeywell International, Inc. (b)	5,844,814
43,020	Ingersoll-Rand Co., Ltd. - Class A (Bermuda) (b)	1,633,900
65,796	Parker Hannifin Corp. (b)	5,114,323
19,441	Robert Half International, Inc. (b)	660,411
16,848	Ryder System, Inc. (b)	870,705
211,647	Tyco International Ltd. (Bermuda)	5,924,000
25,455	Union Pacific Corp.	2,240,040
36,720	United Parcel Service, Inc. - Class B	2,641,637

		49,591,426

	Information Technology - 18.9%
10,509	Advanced Micro Devices, Inc. (a)(b)	261,149
2,788	Avaya, Inc. (a)(b)	31,895
5,075	CA Inc. (b)	120,227
70,241	Cisco Systems, Inc. (a)(b)	1,615,543
5,229	Citrix Systems, Inc. (a)(b)	189,342
54,023	Computer Sciences Corp. (a)(b)	2,653,610

4,133	Convergys Corp. (a)(b)	85,346
90,510	Dell, Inc. (a)(b)	2,067,248
206,183	Electronic Data Systems Corp. (b)	5,055,607
109,148	Freescale Semiconductor, Inc. - Class B (a)(b)	4,148,715
5,897	Google, Inc. - Class A (a)(b)	2,370,004
229,456	Hewlett-Packard Co. (b)	8,418,741
90,251	Intel Corp. (b)	1,856,463
161,213	International Business Machines Corp. (b)	13,209,793
94,937	LSI Logic Corp. (a)(b)	780,382
15,557	Lexmark International, Inc. - Class A (a)(b)	897,017
469,230	Lucent Technologies, Inc. (a)(b)	1,097,998
128,883	Micron Technology, Inc. (a)(b)	2,242,564
14,155	Microsoft Corp. (b)	386,856
35,988	Motorola, Inc. (b)	899,700
116,370	NCR Corp. (a)(b)	4,594,288
35,238	NVIDIA Corp. (a)(b)	1,042,692
24,471	Oracle Corp. (a)(b)	434,116
102,643	Parametric Technology Corp. (a)(b)	1,792,147
2,388	Sabre Holdings Corp. - Class A	55,855
19,362	Symbol Technologies, Inc. (b)	287,719
209,478	Texas Instruments, Inc.	6,965,143
84,843	VeriSign, Inc. (a)	1,713,829
143,337	Xerox Corp. (a)	2,230,324

		67,504,313

	Materials - 6.7%
23,497	Alcoa, Inc. (b)	658,856
493	Allegheny Technologies, Inc. (b)	30,660
30,852	Dow Chemical Co. (b)	1,202,611
86,083	Du Pont (E.I.) de Nemours and Co. (b)	3,687,796
80	Freeport McMoRan Copper & Gold, Inc. (b)	4,261
224,043	Hercules Inc. (a)(b)	3,533,158
139,223	International Paper Co. (b)	4,821,292
11,654	Newmont Mining Corp. (b)	498,208
4,044	Nucor Corp. (b)	200,138
34,072	PPG Industries, Inc. (b)	2,285,550
50,417	Pactiv Corp. (a)(b)	1,432,851
7,760	Sealed Air Corp. (b)	419,971
66,535	Vulcan Materials Co.	5,206,364

		23,981,716

	Telecommunications - 4.2%
108,567	AT&T, Inc.	3,534,942
42,815	BellSouth Corp. (b)	1,830,341
36,653	Embarq Corp. (b)	1,772,906
251,267	Qwest Communications International, Inc. (a)(b)	2,191,048
284,884	Sprint Nextel Corp. (b)	4,885,761
69,228	Windstream Corp.	913,117

		15,128,115

	Utilities - 3.0%
44,142	AES Corp. (a)(b)	900,055
12,595	Ameren Corp. (b)	664,890
8,721	CenterPoint Energy, Inc. (b)	124,885
97,756	Edison International (b)	4,070,560
12,804	Entergy Corp. (b)	1,001,657
21,444	FirstEnergy Corp. (b)	1,197,862
2,400	Public Service Enterprise Group, Inc. (b)	146,856
7,360	TXU Corp.	460,147
105,866	Xcel Energy, Inc.	2,186,133

		10,753,045

	Total Long-Term Investments - 122.8% (Cost $417,707,864)	437,880,439

Principal Amount		Value
	Short-Term Investments - 6.2%
	U.S Government and Agency Securities - 6.2%
3,000,000	Federal Home Loan Discount Notes, yielding
	4.68%, 10/05/06 maturity (b) (c)	2,998,734
19,350,000	U.S. Treasury Bill
	yielding 5.06%, 01/11/07 maturity (b) (c)	19,092,142

	Total Short-Term Investments
	(Cost $22,077,330)	22,090,876

	Total Investments - 129.0%
	(Cost $439,785,194)	459,971,315
	Securities Sold Short - (28.4%)
	(Proceeds $98,701,781)	(101,296,168)
	Other Assets less Liabilities - 1.0%	3,490,784
	Total Value of Options Written - (1.6%)	(5,617,063)

	Net Assets - 100.0%	$356,548,868

Number of Shares
	Securities Sold Short - 28.4%
	Common Stocks - 28.4%
	Consumer Discretionary - 5.8%
29,288	Bed Bath & Beyond, Inc.	1,120,559
256,713	CBS Corp. - Class B	7,231,605
26,991	Carnival Corp.	1,269,387
2,176	Centex Corp.	114,501
24,547	Coach, Inc.	844,417
64,273	Gannett Co., Inc.	3,652,635
44,625	International Game Technology	1,851,937
5,524	KB HOME	241,951
6,014	Lennar Corp. - Class A	272,134
9,907	Pulte Homes, Inc.	315,637
27,159	RadioShack Corp.	524,169
93,610	Tiffany & Co.	3,107,852

		20,546,784

	Consumer Staples - 2.9%
15,809	Alberto-Culver Co. - Class A	799,777
15,071	ConAgra Foods, Inc.	368,938
12,140	General Mills, Inc.	687,124
3,770	Heinz (H.J.) Co.	158,076
58,147	Whole Foods Market, Inc.	3,455,676
90,950	Wrigley (Wm) Jr. Co.	4,189,157
13,657	Wrigley (Wm) Jr. Co. - Class B	628,222

		10,286,970

	Energy - 0.7%
17,279	Apache Corp.	1,092,033
31,566	Chesapeake Energy Corp.	914,783
8,140	EOG Resources, Inc.	529,507
1,583	XTO Energy, Inc.	66,692

		2,603,015

	Financials - 5.2%
26,614	AMBAC Financial Group, Inc.	2,202,308
87,645	Commerce Bancorp, Inc.	3,217,448
12,254	Legg Mason, Inc.	1,235,938
53,060	MBIA, Inc.	3,260,006
101,615	Moody’s Corp.	6,643,589
19,348	Vornado Realty Trust	2,108,932

		18,668,221

	Health Care - 3.0%
35,471	Allergan, Inc.	3,994,389
49,015	Bausch & Lomb, Inc.	2,457,122
25,573	Biogen Idec, Inc.	1,142,602
125,253	Health Management Association, Inc. - Class A	2,617,788
10,818	St. Jude Medical, Inc.	381,767

		10,593,668

	Industrials - 2.5%
16,126	American Power Conversion Corp.	354,127
12,186	American Standard Cos., Inc.	511,446
6,172	General Dynamics Corp.	442,347
21,265	Monster Worldwide, Inc.	769,580
58,434	Navistar International Corp.	1,508,766
77,138	PACCAR, Inc.	4,398,409
35,813	Pall Corp.	1,103,399

		9,088,074

	Information Technology - 4.4%
18,793	Ciena Corp.	512,109
39,456	Comverse Technology, Inc.	845,937
12,874	JDS Uniphase Corp.	28,194
67,644	Juniper Networks, Inc.	1,168,888
42,727	KLA-Tencor Corp.	1,900,070
10,712	Linear Technology Corp.	333,357
14,807	Maxim Integrated Products, Inc.	415,632
119,909	PMC-Sierra, Inc.	712,259
87,929	Paychex, Inc.	3,240,184
22,631	SanDisk Corp.	1,211,664
193,806	Symantec Corp.	4,124,192
86,200	Teradyne, Inc.	1,134,392

		15,626,878

	Materials - 1.5%
144,560	Louisiana-Pacific Corp.	2,713,391
41,102	Weyerhaeuser Co.	2,529,006

		5,242,397

	Telcommunications - 1.5%
132,027	CenturyTel, Inc.	5,237,511

	Utilities - 0.9%
113,670	Dynegy, Inc. - Class A	629,732
61,552	Pinnacle West Capital Corp.	2,772,918

		3,402,650

	Total Securities Sold Short 28.4% (Proceeds $98,701,781)	$101,296,168

(a)	Non-income producing security.

(b)	All or a portion of these securities are held as collateral for Securities Sold Short, options, forwards and futures.

(c)	Interest rate shown represents discount rate at time of purchase.

See previously submitted notes to financial statements for the period ended June 30, 2006.

Old Mutual/Claymore Long-Short Fund

Portfolio of Investments

September 30, 2006 (unaudited)

Contracts (100 shares per contract)	Call Options Written	Expiration Date	Exercise Price	Value
125	AMEX Oil Close Index	October 2006	$1,050.00	$606,875
300	CBOE Dow Jones Transportation Index	October 2006	440.00	393,000
325	CBOE Dow Jones Utility Index	October 2006	430.00	138,125
250	Morgan Commodity Index	October 2006	530.00	612,500
175	NASDAQ Biotechnology Index	October 2006	740.00	463,750
1,225	Philadelphia KBW Banks Index	October 2006	112.50	223,563
300	Philadelphia Utility Index	October 2006	455.00	202,500
1,350	S&P 500 Index	October 2006	1,325.00	2,976,750

				$5,617,063

	Total Call Options Written (Premiums received $4,418,863)

At September 30, 2006, the following futures contracts were outstanding:

Long Contracts	Number of Contracts	Unrealized Appreciation (Depreciation)
Amsterdam Exchanges Index - October 2006 (Current notional value of 96,910 Euro per contract)	379	$1,947,753
CAC 40 10 Year Euro Index - October 2006 (Current notional value of 52,625 Euro per contract)	661	1,484,315
DAX Index - December 2006 (Current notional value of 151,125 Euro per contract)	60	371,507
Dow Jones Euro STOXX 50 - December 2006 (Current notional value of 39,130 Euro per contract)	129	265,569
FTSE 100 Index - December 2006 (Current notional value of 59,865 Pound Sterling per contract)	400	774,053
TOPIX Index - December 2006 (Current notional value of 16,150,000 Japanese Yen per contract)	269	(640,417)

	1,898	4,202,780

Short Contracts
Hang Seng Stock Index - October 2006 (Current notional value of 877,950 Hong Kong dollar per contract)	100	58,156
IBEX 35 Index - October 2006 (Current notional value of 129,490 Euro per contract)	120	(1,282,343)
OMXS 30 Index - October 2006 (Current notional value of 104,075 Swedish Krona per contract)	1,392	(116,736)
S&P/MIB Index - December 2006 (Current notional value of 192,395 Euro per contract)	78	(366,641)
S&P/TSE 60 Index - December 2006 (Current notional value of 135,320 Canadian dollars per contract)	358	(317,376)
S&P 500 E-Mini - December 2006 (Current notional value of $67,270 per contract)	366	(576,450)
SPI 200 Index - December 2006 (Current notional value of 129,500 Australian dollars per contract)	168	(301,331)

	2,582	(2,902,721)

	4,480	$1,300,059

All notional values are denominated in local currencies.

At September 30, 2006, the following forward foreign currency contracts were outstanding:

Long Contracts	Local Currency Value	Unrealized Appreciation (Depreciation)
Australian Dollar, 95,000,000 expiring 12/20/06	70,774,453	$(408,572)
Canadian Dollar, 43,000,000 expiring 12/20/06	38,633,843	117,459
New Zealand Dollar, 30,000,000 expiring 12/20/06	19,494,005	(261,145)
Norwegian Krone, 580,000,000 expiring 12/20/06	89,373,410	215,339
Swedish Krona, 260,000,000 expiring 12/20/06	35,679,522	(210,848)

		(547,767)

Short Contracts
Euro, 74,000,000 expiring 12/20/06	94,143,032	(105,312)
Japanese Yen, 8,400,000,000 expiring 12/20/06	71,933,644	135,831
Pound Sterling, 38,000,000 expiring 12/20/06	71,042,326	333,142
Swiss Franc, 52,000,000 expiring 12/20/06	41,794,276	144,786

		508,447

		$(39,320)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: November 15, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: November 15, 2006